Contractual Maturities on Finance Lease Receivable - Additional Information (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Capital Leases of Lessor [Abstract]
Finance lease receivable-current	$ 0	$ 1,403,000